UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF EQUITY TRUST

LEGG MASON US DIVERSIFIED CORE ETF

FORM N-Q

JANUARY 31, 2016

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited)	January 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 18.0%
Auto Components - 1.0%
American Axle & Manufacturing Holdings Inc.	17	$218	*
Autoliv Inc.	22	2,261
BorgWarner Inc.	58	1,703
Cooper Tire & Rubber Co.	13	474
Cooper-Standard Holding Inc.	5	346	*
Dana Holding Corp.	40	476
Delphi Automotive PLC	74	4,806
Dorman Products Inc.	8	346	*
Drew Industries Inc.	6	344
Fox Factory Holding Corp.	17	251	*
Gentex Corp.	72	986
Gentherm Inc.	9	360	*
Goodyear Tire & Rubber Co.	70	1,989
Johnson Controls Inc.	170	6,098
Lear Corp.	20	2,077
Modine Manufacturing Co.	34	218	*
Motorcar Parts of America Inc.	8	275	*
Standard Motor Products Inc.	7	261
Superior Industries International Inc.	14	258
Tenneco Inc.	15	573	*
Tower International Inc.	9	207
Visteon Corp.	10	669

Total Auto Components		25,196

Automobiles - 1.1%
Ford Motor Co.	842	10,054
General Motors Co.	326	9,663
Harley-Davidson Inc.	46	1,840
Tesla Motors Inc.	22	4,206	*
Thor Industries Inc.	10	524
Winnebago Industries Inc.	13	229

Total Automobiles		26,516

Diversified Consumer Services - 1.6%
2U Inc.	30	606	*
American Public Education Inc.	18	284	*
Apollo Education Group Inc.	102	810	*
Ascent Capital Group Inc., Class A Shares	15	171	*
Bridgepoint Education Inc.	33	221	*
Bright Horizons Family Solutions Inc.	47	3,298	*
Capella Education Co.	13	571
Career Education Corp.	73	210	*
Carriage Services Inc.	21	466
Chegg Inc.	55	319	*
DeVry Education Group Inc.	64	1,274
Graham Holdings Co., Class B Shares	5	2,423
Grand Canyon Education Inc.	47	1,770	*
H&R Block Inc.	255	8,683
Houghton Mifflin Harcourt Co.	144	2,569	*
K12 Inc.	38	349	*
LifeLock Inc.	86	1,030	*
Regis Corp.	46	687	*
Service Corporation International	216	5,225
ServiceMaster Global Holdings Inc.	147	6,205	*
Sotheby’s	63	1,480
Strayer Education Inc.	12	641	*
Weight Watchers International Inc.	31	393	*

Total Diversified Consumer Services		39,685

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Hotels, Restaurants & Leisure - 1.9%
Aramark	23	$735
Bloomin’ Brands Inc.	18	318
Boyd Gaming Corp.	16	285	*
Brinker International Inc.	6	298
Buffalo Wild Wings Inc.	2	305	*
Carnival Corp.	44	2,118
Cheesecake Factory Inc.	5	241
Chipotle Mexican Grill Inc.	3	1,359	*
Choice Hotels International Inc.	6	262
Churchill Downs Inc.	2	276
ClubCorp Holdings Inc.	17	203
Cracker Barrel Old Country Store Inc.	2	262
Darden Restaurants Inc.	12	757
Dave & Buster’s Entertainment Inc.	6	218	*
DineEquity Inc.	4	340
Dominos Pizza Inc.	5	570
Dunkin’ Brands Group Inc.	10	394
Extended Stay America Inc.	18	231
Hilton Worldwide Holdings Inc.	47	837
International Speedway Corp., Class A Shares	9	307
Jack in the Box Inc.	4	310
Krispy Kreme Doughnuts Inc.	20	293	*
La Quinta Holdings Inc.	21	238	*
Las Vegas Sands Corp.	40	1,804
Marriott International Inc., Class A Shares	20	1,226
Marriott Vacations Worldwide Corp.	5	247
McDonald’s Corp.	97	12,007
MGM Resorts International	47	944	*
Norwegian Cruise Line Holdings Ltd.	18	817	*
Panera Bread Co., Class A Shares	2	388	*
Papa John’s International Inc.	5	239
Penn National Gaming Inc.	16	226	*
Pinnacle Entertainment Inc.	10	305	*
Popeyes Louisiana Kitchen Inc.	4	246	*
Royal Caribbean Cruises Ltd.	19	1,557
SeaWorld Entertainment Inc.	16	305
Six Flags Entertainment Corp.	9	452
Sonic Corp.	10	294
Starbucks Corp.	153	9,298
Starwood Hotels & Resorts Worldwide Inc.	16	996
Texas Roadhouse Inc.	7	258
Vail Resorts Inc.	3	375
Wendy’s Co.	28	286
Wyndham Worldwide Corp.	10	649
Wynn Resorts Ltd.	8	539
Yum! Brands Inc.	44	3,184

Total Hotels, Restaurants & Leisure		47,799

Household Durables - 1.5%
Beazer Homes USA Inc.	25	214	*
CalAtlantic Group Inc.	24	780
Cavco Industries Inc.	4	335	*
Century Communities Inc.	15	222	*
CSS Industries Inc.	11	308
D.R. Horton Inc.	106	2,916
Ethan Allen Interiors Inc.	11	294
Garmin Ltd.	36	1,267
Harman International Industries Inc.	23	1,711
Helen of Troy Ltd.	9	804	*
Installed Building Products Inc.	11	229	*
iRobot Corp.	10	339	*
Jarden Corp.	64	3,395	*
KB Home	25	272
La-Z-Boy Inc.	16	343
Leggett & Platt Inc.	42	1,743
Lennar Corp., Class A Shares	55	2,318

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Household Durables - (continued)
Libbey Inc.	14	$224
M.D.C. Holdings Inc.	13	283
M/I Homes Inc.	13	233	*
Meritage Homes Corp.	11	363	*
Mohawk Industries Inc.	20	3,328	*
Newell Rubbermaid Inc.	86	3,335
NVR Inc.	1	1,651	*
PulteGroup Inc.	101	1,693
Taylor Morrison Home Corp., Class A Shares	17	205	*
Tempur Sealy International Inc.	20	1,207	*
Toll Brothers Inc.	53	1,464	*
TopBuild Corp.	13	348	*
TRI Pointe Group Inc.	49	516	*
Tupperware Brands Corp.	16	743
Universal Electronics Inc.	6	301	*
WCI Communities Inc.	12	251	*
Whirlpool Corp.	25	3,360
William Lyon Homes, Class A Shares	18	196	*

Total Household Durables		37,191

Internet & Catalog Retail - 2.9%
Amazon.com Inc.	76	44,612	*
Blue Nile Inc.	8	278	*
Etsy Inc.	34	264	*
Expedia Inc.	22	2,223
FTD Cos. Inc.	11	272	*
Groupon Inc.	97	264	*
HSN Inc.	6	282
Liberty Interactive Corp. QVC Group, Class A Shares	83	2,163	*
Liberty TripAdvisor Holdings Inc., Class A Shares	14	313	*
Liberty Ventures, Series A Shares	25	983	*
Netflix Inc.	78	7,163	*
Nutrisystem Inc.	12	238
PetMed Express Inc.	15	270
Priceline Group Inc.	10	10,650	*
Shutterfly Inc.	7	292	*
TripAdvisor Inc.	23	1,535	*
Wayfair Inc., Class A Shares	6	271	*

Total Internet & Catalog Retail		72,073

Leisure Products - 1.5%
Arctic Cat Inc.	19	234
Brunswick Corp.	108	4,304
Callaway Golf Co.	92	801
Hasbro Inc.	132	9,805
Mattel Inc.	398	10,981
Nautilus Inc.	36	701	*
Polaris Industries Inc.	74	5,464
Smith & Wesson Holding Corp.	63	1,358	*
Sturm Ruger & Co. Inc.	22	1,295
Vista Outdoor Inc.	73	3,520	*

Total Leisure Products		38,463

Media - 0.7%
AMC Networks Inc., Class A Shares	4	291	*
Cablevision Systems Corp., New York Group, Class A Shares	10	319
CBS Corp., Class B Shares	12	570
Charter Communications Inc., Class A Shares	2	343	*
Comcast Corp., Class A Shares	67	3,733
Discovery Communications Inc., Class C Shares	11	299	*
DISH Network Corp., Class A Shares	6	290	*
Interpublic Group of Cos. Inc.	13	292
Liberty Broadband Corp., Class C Shares	6	282	*
Liberty Global PLC, Class A Shares	8	275	*
Liberty Global PLC, Series C Shares	17	566	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Media - (continued)
Liberty Media Corp., Class C Shares	7	$249	*
News Corp., Class A Shares	23	298
Omnicom Group Inc.	6	440
Sirius XM Holdings Inc.	66	244	*
TEGNA Inc.	10	240
Time Warner Cable Inc.	7	1,274
Time Warner Inc.	23	1,620
Twenty-First Century Fox Inc., Class A Shares	33	890
Twenty-First Century Fox Inc., Class B Shares	13	352
Viacom Inc., Class B Shares	10	457
Walt Disney Co.	45	4,312

Total Media		17,636

Multiline Retail - 2.0%
Big Lots Inc.	20	776
Dillard’s Inc., Class A Shares	9	634
Dollar General Corp.	119	8,932
Dollar Tree Inc.	90	7,319	*
Fred’s Inc., Class A Shares	16	264
J.C. Penney Co. Inc.	116	842	*
Kohl’s Corp.	79	3,930
Macy’s Inc.	133	5,374
Nordstrom Inc.	55	2,700
Sears Holdings Corp.	15	254	*
Target Corp.	242	17,526
Tuesday Morning Corp.	47	262	*

Total Multiline Retail		48,813

Specialty Retail - 1.9%
Abercrombie & Fitch Co., Class A Shares	11	289
Advance Auto Parts Inc.	6	912
American Eagle Outfitters Inc.	18	264
Ascena Retail Group Inc.	30	221	*
AutoNation Inc.	5	216	*
AutoZone Inc.	3	2,302	*
Bed Bath & Beyond Inc.	13	561	*
Best Buy Co. Inc.	25	698
Burlington Stores Inc.	30	1,612	*
Cabela’s Inc.	6	253	*
CarMax Inc.	16	707	*
Chico’s FAS Inc.	27	281
CST Brands Inc.	7	271
Dick’s Sporting Goods Inc.	9	352
DSW Inc., Class A Shares	12	288
Express Inc.	17	288	*
Five Below Inc.	10	352	*
Foot Locker Inc.	11	743
GameStop Corp., Class A Shares	11	288
Gap Inc.	20	494
Genesco. Inc.	5	331	*
GNC Holdings Inc., Class A Shares	10	280
Group 1 Automotive Inc.	4	215
Home Depot Inc.	107	13,456
L Brands Inc.	20	1,923
Lithia Motors Inc., Class A Shares	3	230
Lowe’s Cos. Inc.	76	5,446
Michaels Cos. Inc.	12	262	*
Monro Muffler Brake Inc.	4	263
Murphy USA Inc.	5	289	*
O’Reilly Automotive Inc.	8	2,087	*
Office Depot Inc.	55	283	*
Penske Automotive Group Inc.	6	188
Restoration Hardware Holdings Inc.	4	247	*
Ross Stores Inc.	33	1,857
Sally Beauty Holdings Inc.	12	331	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Specialty Retail - (continued)
Signet Jewelers Ltd.	6	$696
Staples Inc.	51	455
Tiffany & Co.	10	638
TJX Cos. Inc.	55	3,918
Tractor Supply Co.	11	971
Ulta Salon, Cosmetics & Fragrance Inc.	5	906	*
Urban Outfitters Inc.	12	275	*
Williams-Sonoma Inc.	7	362

Total Specialty Retail		47,301

Textiles, Apparel & Luxury Goods - 1.9%
Carter’s Inc.	12	1,167
Coach Inc.	64	2,371
Columbia Sportswear Co.	7	386
Crocs Inc.	27	249	*
Deckers Outdoor Corp.	8	396	*
Fossil Group Inc.	10	326	*
G-III Apparel Group Ltd.	10	494	*
Hanesbrands Inc.	95	2,904
Kate Spade & Co.	31	552	*
Lululemon Athletica Inc.	27	1,676	*
Michael Kors Holdings Ltd.	45	1,795	*
Movado Group Inc.	10	257
NIKE Inc., Class B Shares	325	20,153
Oxford Industries Inc.	5	349
PVH Corp.	19	1,394
Ralph Lauren Corp.	14	1,575
Skechers USA Inc., Class A Shares	30	846	*
Steven Madden Ltd.	14	452	*
Tumi Holdings Inc.	18	311	*
Under Armour Inc., Class A Shares	42	3,588	*
Unifi Inc.	11	262	*
V.F. Corp.	81	5,071
Wolverine World Wide Inc.	25	423

Total Textiles, Apparel & Luxury Goods		46,997

TOTAL CONSUMER DISCRETIONARY		447,670

CONSUMER STAPLES - 18.1%
Beverages - 4.4%
Boston Beer Co. Inc., Class A Shares	2	358	*
Brown-Forman Corp., Class B Shares	30	2,935
Coca-Cola Bottling Co. Consolidated	1	176
Coca-Cola Co.	1,076	46,182
Coca-Cola Enterprises Inc.	55	2,553
Constellation Brands Inc., Class A Shares	45	6,862
Dr. Pepper Snapple Group Inc.	48	4,504
Molson Coors Brewing Co., Class B Shares	40	3,619
Monster Beverage Corp.	37	4,996	*
National Beverage Corp.	5	207	*
PepsiCo Inc.	382	37,933

Total Beverages		110,325

Food & Staples Retailing - 2.0%
Casey’s General Stores Inc.	4	483
Costco Wholesale Corp.	49	7,405
CVS Health Corp.	124	11,977
Fresh Market Inc.	12	230	*
Kroger Co.	103	3,997
PriceSmart Inc.	4	306
Rite Aid Corp.	109	849	*
Sprouts Farmers Market Inc.	17	388	*
SUPERVALU Inc.	43	196	*
Sysco Corp.	65	2,588
United Natural Foods Inc.	6	210	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Food & Staples Retailing - (continued)
Wal-Mart Stores Inc.	178	$11,812
Walgreens Boots Alliance Inc.	97	7,733
Whole Foods Market Inc.	39	1,143

Total Food & Staples Retailing		49,317

Food Products - 3.4%
Archer-Daniels-Midland Co.	138	4,878
B&G Foods Inc.	13	473
Blue Buffalo Pet Products Inc.	16	272	*
Bunge Ltd.	32	1,984
Cal-Maine Foods Inc.	7	353
Calavo Growers Inc.	6	311
Campbell Soup Co.	41	2,313
ConAgra Foods Inc.	97	4,039
Darling Ingredients Inc.	38	342	*
Dean Foods Co.	22	440
Diamond Foods Inc.	7	257	*
Flowers Foods Inc.	42	863
Fresh Del Monte Produce Inc.	8	326
General Mills Inc.	135	7,629
Hain Celestial Group Inc.	23	837	*
Hershey Co.	34	2,996
Hormel Foods Corp.	33	2,654
Ingredion Inc.	16	1,612
J&J Snack Foods Corp.	3	324
J.M. Smucker Co.	25	3,208
John B. Sanfilippo & Son Inc.	5	300
Kellogg Co.	59	4,333
Keurig Green Mountain Inc.	26	2,320
Kraft Heinz Co.	138	10,772
Lancaster Colony Corp.	4	407
Landec Corp.	24	289	*
McCormick & Co. Inc., Non Voting Shares	26	2,287
Mead Johnson Nutrition Co.	46	3,335
Mondelez International Inc., Class A Shares	365	15,731
Omega Protein Corp.	13	294	*
Pinnacle Foods Inc.	24	1,029
Post Holdings Inc.	13	760	*
Sanderson Farms Inc.	4	325
Snyder’s-Lance Inc.	11	347
Tootsie Roll Industries Inc.	8	263
TreeHouse Foods Inc.	9	714	*
Tyson Foods Inc., Class A Shares	69	3,682
WhiteWave Foods Co.	39	1,472	*

Total Food Products		84,771

Household Products - 3.6%
Central Garden and Pet Co., Class A Shares	21	290	*
Church & Dwight Co. Inc.	32	2,688
Clorox Co.	31	4,000
Colgate-Palmolive Co.	210	14,181
Energizer Holdings Inc.	15	481
HRG Group Inc.	23	279	*
Kimberly-Clark Corp.	90	11,558

Procter & Gamble Co.	669	54,651
Spectrum Brands Holdings Inc.	6	570
WD-40 Co.	3	310

Total Household Products		89,008

Tobacco - 4.7%
Altria Group Inc.	746	45,588
Philip Morris International Inc.	589	53,016
Reynolds American Inc.	327	16,333
Universal Corp.	8	438
Vector Group Ltd.	34	793

Total Tobacco		116,168

TOTAL CONSUMER STAPLES		449,589

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
ENERGY - 2.3%
Energy Equipment & Services - 1.1%
Baker Hughes Inc.	57	$2,480
Bristow Group Inc.	12	279
Cameron International Corp.	25	1,642	*
Core Laboratories NV	6	591
Diamond Offshore Drilling Inc.	15	279
Dril-Quip Inc.	5	293	*
Ensco PLC, Class A Shares	31	303
FMC Technologies Inc.	29	729	*
Forum Energy Technologies Inc.	23	258	*
Halliburton Co.	109	3,465
Helmerich & Payne Inc.	14	711
McDermott International Inc.	85	235	*
Nabors Industries Ltd.	45	331
National-Oilwell Varco Inc.	48	1,562
Noble Corp. PLC	34	265
Oceaneering International Inc.	12	406
Oil States International Inc.	10	282	*
Patterson-UTI Energy Inc.	22	316
Rowan Cos. PLC, Class A Shares	16	202
Schlumberger Ltd.	163	11,780
SEACOR Holdings Inc.	5	230	*
Superior Energy Services Inc.	22	227
US Silica Holdings Inc.	16	299
Weatherford International PLC	103	694	*

Total Energy Equipment & Services		27,859

Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp.	14	547
Apache Corp.	11	468
Cabot Oil & Gas Corp.	15	311
Cheniere Energy Inc.	8	240	*
Chevron Corp.	52	4,497
Cimarex Energy Co.	3	279
Columbia Pipeline Group Inc.	16	297
Concho Resources Inc.	4	381	*
ConocoPhillips	35	1,368
Devon Energy Corp.	12	335
Diamondback Energy Inc.	4	302	*
EOG Resources Inc.	16	1,136
EQT Corp.	5	309
Exxon Mobil Corp.	115	8,953
Hess Corp.	8	340
HollyFrontier Corp.	7	245
Kinder Morgan Inc.	52	855
Marathon Oil Corp.	21	204
Marathon Petroleum Corp.	15	627
Newfield Exploration Co.	10	291	*
Noble Energy Inc.	13	421
Occidental Petroleum Corp.	22	1,514
ONEOK Inc.	11	274
Phillips 66	15	1,202
Pioneer Natural Resources Co.	4	496
Range Resources Corp.	11	325
Spectra Energy Corp.	19	522
Tesoro Corp.	4	349
Valero Energy Corp.	14	950
Williams Cos. Inc.	21	405

Total Oil, Gas & Consumable Fuels		28,443

TOTAL ENERGY		56,302

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
FINANCIALS - 9.8%
Banks - 0.7%
Bank of America Corp.	166	$2,347
BB&T Corp.	15	490
Brookline Bancorp Inc.	37	413
Citigroup Inc.	49	2,086
Citizens Financial Group Inc.	16	340
Fifth Third Bancorp	19	300
First Republic Bank	5	340
Huntington Bancshares Inc.	28	240
JPMorgan Chase & Co.	58	3,451
KeyCorp	26	290
M&T Bank Corp.	3	331
PNC Financial Services Group Inc.	9	780
Regions Financial Corp.	39	317
SunTrust Banks Inc.	11	402
U.S. Bancorp	30	1,202
Wells Fargo & Co.	77	3,868

Total Banks		17,197

Capital Markets - 0.7%
Affiliated Managers Group Inc.	2	268	*
Ameriprise Financial Inc.	8	725
Bank of New York Mellon Corp.	53	1,920
BlackRock Inc.	5	1,571
Charles Schwab Corp.	52	1,328
E*TRADE Financial Corp.	13	306	*
Eaton Vance Corp.	8	229
Federated Investors Inc., Class B Shares	11	278
Franklin Resources Inc.	18	624
Goldman Sachs Group Inc.	17	2,747
Interactive Brokers Group Inc., Class A Shares	7	226
Invesco Ltd.	19	569
LPL Financial Holdings Inc.	6	183
Morgan Stanley	65	1,682
Northern Trust Corp.	11	683
NorthStar Asset Management Group Inc.	25	288
Raymond James Financial Inc.	6	263
SEI Investments Co.	6	235
State Street Corp.	18	1,003
Stifel Financial Corp.	6	201	*
T. Rowe Price Group Inc.	11	780
TD Ameritrade Holding Corp.	13	359

Total Capital Markets		16,468

Consumer Finance - 0.6%
Ally Financial Inc.	46	729	*
American Express Co.	99	5,297
Capital One Financial Corp.	60	3,937
Credit Acceptance Corp.	1	179	*
Discover Financial Services	47	2,152
First Cash Financial Services Inc.	7	249	*
Navient Corp.	40	382
OneMain Holdings Inc.	7	185	*
PRA Group Inc.	8	238	*
SLM Corp.	45	288	*
Synchrony Financial	91	2,586	*

Total Consumer Finance		16,222

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Diversified Financial Services - 1.6%
Berkshire Hathaway Inc., Class B Shares	162	$21,023	*
CBOE Holdings Inc.	11	733
CME Group Inc.	43	3,863
FactSet Research Systems Inc.	5	753
FNFV Group	24	225	*
Intercontinental Exchange Inc.	15	3,957
Leucadia National Corp.	44	729
MarketAxess Holdings Inc.	5	581
McGraw Hill Financial Inc.	37	3,146
Moody’s Corp.	24	2,139
Morningstar Inc.	4	322
MSCI Inc.	13	895
Nasdaq Inc.	15	930
Texas Pacific Land Trust	2	242
Voya Financial Inc.	28	856

Total Diversified Financial Services		40,394

Insurance - 0.8%
AFLAC Inc.	12	696
Alleghany Corp.	1	478	*
Allstate Corp.	11	667
American Financial Group Inc.	4	284
American International Group Inc.	38	2,146
Aon PLC	8	703
Arch Capital Group Ltd.	4	270	*
Arthur J. Gallagher & Co.	7	263
Assurant Inc.	4	325
Assured Guaranty Ltd.	11	262
Axis Capital Holdings Ltd.	5	270
Chubb Ltd.	12	1,357
Cincinnati Financial Corp.	5	288
CNO Financial Group Inc.	16	278
Endurance Specialty Holdings Ltd.	5	310
Everest Re Group Ltd.	1	179
First American Financial Corp.	8	275
FNF Group	9	291
Hartford Financial Services Group Inc.	12	482
Lincoln National Corp.	7	276
Loews Corp.	7	259
Marsh & McLennan Cos. Inc.	15	800
MetLife Inc.	27	1,206
Old Republic International Corp.	16	289
PartnerRe Ltd.	2	281
Principal Financial Group Inc.	8	304
Progressive Corp.	16	500
Prudential Financial Inc.	13	911
Reinsurance Group of America Inc.	4	337
RenaissanceRe Holdings Ltd.	2	225
StanCorp Financial Group Inc.	2	229
Torchmark Corp.	5	272
Travelers Cos. Inc.	8	856
Unum Group	8	229
Validus Holdings Ltd.	5	221
W.R. Berkley Corp.	5	251
Willis Towers Watson PLC	16	1,832

XL Group PLC	8	290

Total Insurance		19,392

Real Estate Investment Trusts (REITs) - 3.5%
Acadia Realty Trust	8	273
Alexandria Real Estate Equities Inc.	5	396
American Assets Trust Inc.	7	262
American Campus Communities Inc.	9	380
American Capital Agency Corp.	26	444

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - (continued)
American Homes 4 Rent, Class A Shares	17	$255
American Tower Corp.	39	3,679
Annaly Capital Management Inc.	74	703
Apartment Investment and Management Co., Class A Shares	12	470
Apple Hospitality REIT Inc.	16	293
AvalonBay Communities Inc.	12	2,058
Blackstone Mortgage Trust Inc., Class A Shares	11	273
Boston Properties Inc.	13	1,511
Brandywine Realty Trust	23	295
Brixmor Property Group Inc.	14	373
Camden Property Trust	7	534
Care Capital Properties Inc.	10	299
CBL & Associates Properties Inc.	24	258
Chesapeake Lodging Trust	12	301
Chimera Investment Corp.	20	248
Colony Capital Inc., Class A Shares	15	258
Columbia Property Trust Inc.	11	245
Communications Sales & Leasing Inc.	14	269
Coresite Realty Corp.	5	321
Corporate Office Properties Trust	12	268
Corrections Corp. of America	10	288
Cousins Properties Inc.	32	276
Crown Castle International Corp.	30	2,586
CubeSmart	15	469
CyrusOne Inc.	8	295
CYS Investments Inc.	41	282
DCT Industrial Trust Inc.	8	286
DDR Corp.	27	462
DiamondRock Hospitality Co.	29	241
Digital Realty Trust Inc.	12	961
Douglas Emmett Inc.	11	325
Duke Realty Corp.	30	604
DuPont Fabros Technology Inc.	10	332
EastGroup Properties Inc.	5	267
Education Realty Trust Inc.	7	274
Empire State Realty Trust Inc., Class A Shares	17	281
EPR Properties	5	300
Equinix Inc.	5	1,553
Equity Commonwealth	11	296	*
Equity Lifestyle Properties Inc.	6	396
Equity One Inc.	10	277
Equity Residential	33	2,544
Essex Property Trust Inc.	6	1,279
Extra Space Storage Inc.	10	907
Federal Realty Investment Trust	5	754
First Industrial Realty Trust Inc.	13	268
Forest City Realty Trust Inc., Class A Shares	246	4,846	*
Four Corners Property Trust Inc.	11	186
Gaming and Leisure Properties Inc.	11	287
General Growth Properties Inc.	52	1,458
GEO Group Inc.	11	325
Global Net Lease Inc.	37	259
Government Properties Income Trust	19	261
Gramercy Property Trust	39	285
Hatteras Financial Corp.	21	257
HCP Inc.	40	1,438
Healthcare Realty Trust Inc.	10	290
Healthcare Trust of America Inc., Class A Shares	10	280
Hersha Hospitality Trust	13	228
Highwoods Properties Inc.	7	296
Hospitality Properties Trust	11	259
Host Hotels & Resorts Inc.	69	956
Hudson Pacific Properties Inc.	10	254
Inland Real Estate Corp.	28	300
Invesco Mortgage Capital Inc.	23	260

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - (continued)
Iron Mountain Inc.	18	$496
iStar Inc.	24	251	*
Kilroy Realty Corp.	8	447
Kimco Realty Corp.	36	979
Kite Realty Group Trust	10	265
Lamar Advertising Co., Class A Shares	8	449
LaSalle Hotel Properties	11	244
Lexington Realty Trust	37	271
Liberty Property Trust	13	381
LTC Properties Inc.	6	267
Macerich Co.	12	936
Mack-Cali Realty Corp.	13	270
Medical Properties Trust Inc.	23	253
MFA Financial Inc.	43	273
Mid-America Apartment Communities Inc.	6	563
Monogram Residential Trust Inc.	31	270
National Health Investors Inc.	5	303
National Retail Properties Inc.	11	472
New Residential Investment Corp.	22	251
New York REIT Inc.	26	267
NorthStar Realty Finance Corp.	19	226
Omega Healthcare Investors Inc.	16	507
Outfront Media Inc.	15	326
Paramount Group Inc.	17	279
Parkway Properties Inc.	19	256
Pebblebrook Hotel Trust	11	269
Pennsylvania Real Estate Investment Trust	12	235
Pennymac Mortgage Investment Trust	18	244
Physicians Realty Trust	17	290
Piedmont Office Realty Trust Inc., Class A Shares	16	296
Plum Creek Timber Co. Inc.	16	648
Post Properties Inc.	5	286
Potlatch Corp.	10	288
Prologis Inc.	48	1,895
PS Business Parks Inc.	3	260
Public Storage.	13	3,296
QTS Realty Trust Inc., Class A Shares	6	277
Ramco-Gershenson Properties Trust	18	308
Rayonier Inc.	12	253
Realty Income Corp.	21	1,172
Redwood Trust Inc.	22	237
Regency Centers Corp.	8	579
Retail Opportunity Investments Corp.	16	296
Retail Properties of America Inc., Class A Shares	20	310
Rexford Industrial Realty Inc.	18	293
RLJ Lodging Trust	12	219
Ryman Hospitality Properties Inc.	5	235
Sabra Health Care REIT Inc.	15	275
Select Income REIT	13	246
Senior Housing Properties Trust	21	304
Seritage Growth Properties, Class A Shares	7	273
Simon Property Group Inc.	28	5,216
SL Green Realty Corp.	8	773
Sovran Self Storage Inc.	3	338
Spirit Realty Capital Inc.	42	440
STAG Industrial Inc.	14	237
Starwood Property Trust Inc.	21	400
Summit Hotel Properties Inc.	25	254
Sun Communities Inc.	4	266
Sunstone Hotel Investors Inc.	24	285
Tanger Factory Outlet Centers Inc.	8	256
Taubman Centers Inc.	5	355
Terreno Realty Corp.	13	292
Two Harbors Investment Corp.	36	274
UDR Inc.	23	819

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - (continued)
Urban Edge Properties	11	$267
Ventas Inc.	29	1,604
VEREIT Inc.	86	663
Vornado Realty Trust	15	1,327
Washington Real Estate Investment Trust	11	278
Weingarten Realty Investors	10	349
Welltower Inc.	32	1,991
Weyerhaeuser Co.	46	1,178
WP Carey Inc.	8	466
WP Glimcher Inc.	28	254
Xenia Hotels & Resorts Inc.	18	263

Total Real Estate Investment Trusts (REITs)		85,825

Real Estate Management & Development - 1.2%
Alexander & Baldwin Inc.	47	1,424
Altisource Portfolio Solutions SA	15	433	*
CBRE Group Inc., Class A Shares	309	8,643	*
Forestar Real Estate Group Inc.	38	345	*
Howard Hughes Corp.	37	3,516	*
Jones Lang LaSalle Inc.	46	6,473
Kennedy-Wilson Holdings Inc.	84	1,704
Marcus & Millichap Inc.	16	378	*
RE/MAX Holdings Inc., Class A Shares	18	627
Realogy Holdings Corp.	150	4,920	*
St. Joe Co.	53	843	*
Tejon Ranch Co.	18	352	*

Total Real Estate Management & Development		29,658

Thrifts & Mortgage Finance - 0.7%
Anchor BanCorp Wisconsin Inc.	6	256	*
Astoria Financial Corp.	43	651
Bank Mutual Corp.	48	378
Beneficial Bancorp Inc.	42	544	*
BofI Holding Inc.	26	446	*
Capitol Federal Financial Inc.	60	736
Dime Community Bancshares Inc.	23	395
Essent Group Ltd.	30	539	*
EverBank Financial Corp.	35	493
Federal Agricultural Mortgage Corp. (FAMC), Class C Shares	10	326
Flagstar Bancorp Inc.	12	224	*
HomeStreet Inc.	12	246	*
Kearny Financial Corp.	46	556
LendingTree Inc.	3	221	*
Meridian Bancorp Inc.	22	309
MGIC Investment Corp.	162	1,072	*
Nationstar Mortgage Holdings Inc.	22	222	*
New York Community Bancorp Inc.	223	3,452
NMI Holdings Inc., Class A Shares	38	200	*
Northfield Bancorp Inc.	21	325
Northwest Bancshares Inc.	44	553
Ocwen Financial Corp.	55	298	*
Oritani Financial Corp.	21	351
PHH Corp.	31	381	*
Provident Financial Services Inc.	27	530
Radian Group Inc.	98	986
TFS Financial Corp.	35	611
United Financial Bancorp Inc.	28	316
Walker & Dunlop Inc.	14	335	*
Walter Investment Management Corp.	20	198	*
Washington Federal Inc.	42	897
Waterstone Financial Inc.	24	332
WSFS Financial Corp.	14	407

Total Thrifts & Mortgage Finance		17,786

TOTAL FINANCIALS		242,942

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
HEALTH CARE - 12.4%
Biotechnology - 2.8%
AbbVie Inc.	162	$8,894
ACADIA Pharmaceuticals Inc.	9	186	*
Achillion Pharmaceuticals Inc.	30	203	*
Acorda Therapeutics Inc.	7	258	*
Agios Pharmaceuticals Inc.	4	169	*
Alexion Pharmaceuticals Inc.	22	3,211	*
Alkermes PLC	15	480	*
Alnylam Pharmaceuticals Inc.	8	552	*
Amgen Inc.	74	11,302
Anacor Pharmaceuticals Inc.	4	301	*
Baxalta Inc.	52	2,081
Biogen Inc.	23	6,280	*
BioMarin Pharmaceutical Inc.	16	1,184	*
Bluebird Bio Inc.	4	165	*
Celgene Corp.	76	7,624	*
Celldex Therapeutics Inc.	18	149	*
Cepheid Inc.	8	236	*
Chimerix Inc.	36	277	*
Dynavax Technologies Corp.	11	265	*
Emergent BioSolutions Inc.	7	256	*
Exelixis Inc.	50	231	*
FibroGen Inc.	10	203	*
Gilead Sciences Inc.	143	11,869
Halozyme Therapeutics Inc.	18	158	*
ImmunoGen Inc.	21	178	*
Incyte Corp.	16	1,129	*
Insmed Inc.	14	185	*
Intercept Pharmaceuticals Inc.	2	212	*
Intrexon Corp.	10	291	*
Ionis Pharmaceuticals Inc.	12	467	*
Ironwood Pharmaceuticals Inc.	25	231	*
Juno Therapeutics Inc.	6	166	*
Kite Pharma Inc.	4	190	*
Ligand Pharmaceuticals Inc.	2	200	*
Medivation Inc.	16	523	*
Momenta Pharmaceuticals Inc.	18	224	*
Myriad Genetics Inc.	7	273	*
Neurocrine Biosciences Inc.	9	383	*
Novavax Inc.	36	185	*
Ophthotech Corp.	4	217	*
OPKO Health Inc.	34	273	*
Portola Pharmaceuticals Inc.	6	198	*
Prothena Corp. PLC	4	156	*
Puma Biotechnology Inc.	3	125	*
Radius Health Inc.	5	160	*
Regeneron Pharmaceuticals Inc.	7	2,941	*
Sarepta Therapeutics Inc.	7	83	*
Seattle Genetics Inc.	11	363	*
Tesaro Inc.	5	173	*
Ultragenyx Pharmaceutical Inc.	3	168	*
United Therapeutics Corp.	5	616	*
Vertex Pharmaceuticals Inc.	24	2,178	*

Total Biotechnology		69,022

Health Care Equipment & Supplies - 1.6%
Abaxis Inc.	5	218
Abbott Laboratories	125	4,731
ABIOMED Inc.	4	341	*
Alere Inc.	7	260	*
Align Technology Inc.	6	397	*
Baxter International Inc.	44	1,610
Becton, Dickinson & Co.	17	2,471

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - (continued)
Boston Scientific Corp.	113	$1,981	*
C.R. Bard Inc.	6	1,100
Cantel Medical Corp.	5	297
Cooper Cos. Inc.	4	525
DENTSPLY International Inc.	11	648
DexCom Inc.	7	499	*
Edwards Lifesciences Corp.	18	1,408	*
Globus Medical Inc., Class A Shares	11	274	*
Haemonetics Corp.	8	253	*
Halyard Health Inc.	9	223	*
Hill-Rom Holdings Inc.	6	293
Hologic Inc.	20	679	*
ICU Medical Inc.	2	193	*
IDEXX Laboratories Inc.	8	561	*
Insulet Corp.	7	232	*
Integra LifeSciences Holdings Corp.	4	246	*
Intuitive Surgical Inc.	3	1,623	*
LivaNova PLC	5	280	*
Masimo Corp.	7	257	*
Medtronic PLC	119	9,034
Natus Medical Inc.	6	212	*
Neogen Corp.	5	261	*
NuVasive Inc.	5	231	*
NxStage Medical Inc.	12	227	*
ResMed Inc.	11	624
Sirona Dental Systems Inc.	4	425	*
St. Jude Medical Inc.	23	1,216
STERIS PLC	8	554
Stryker Corp.	28	2,776
Teleflex Inc.	3	407
Varian Medical Systems Inc.	8	617	*
West Pharmaceutical Services Inc.	6	343
Wright Medical Group NV	11	219	*
Zimmer Biomet Holdings Inc.	14	1,390

Total Health Care Equipment & Supplies		40,136

Health Care Providers & Services - 1.6%
Acadia Healthcare Co., Ltd.	5	305	*
Aetna Inc.	26	2,648
Air Methods Corp.	6	234	*
AmerisourceBergen Corp.	15	1,343
Amsurg Corp.	4	293	*
Anthem Inc.	19	2,479
Brookdale Senior Living Inc.	15	244	*
Cardinal Health Inc.	24	1,953
Centene Corp.	8	497	*
Chemed Corp.	2	281
CIGNA Corp.	19	2,538
Community Health Systems Inc.	10	215	*
DaVita HealthCare Partners Inc.	12	805	*
Envision Healthcare Holdings Inc.	14	309	*
Express Scripts Holding Co.	50	3,594	*
HCA Holdings Inc.	24	1,670	*
Health Net Inc.	6	397	*
HealthSouth Corp.	8	286
Henry Schein Inc.	6	909	*
Humana Inc.	11	1,791
Laboratory Corporation of America Holdings	7	786	*
LifePoint Health Inc.	4	279	*
Magellan Health Inc.	5	285	*
McKesson Corp.	17	2,737
Mednax Inc.	7	486	*
Molina Healthcare Inc.	4	220	*
Owens & Minor Inc.	8	277
Patterson Cos. Inc.	6	255

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Health Care Providers & Services - (continued)
Premier Inc., Class A Shares	9	$287	*
Quest Diagnostics Inc.	10	657
Team Health Holdings Inc.	6	245	*
Tenet Healthcare Corp.	9	244	*
UnitedHealth Group Inc.	71	8,176
Universal Health Services Inc., Class B Shares	7	789
VCA Antech Inc.	6	308	*
WellCare Health Plans Inc.	4	304	*

Total Health Care Providers & Services		39,126

Health Care Technology - 1.6%
Allscripts Healthcare Solutions Inc.	181	2,494	*
athenahealth Inc.	40	5,672	*
Castlight Health Inc., Class B Shares	73	242	*
Cerner Corp.	319	18,505	*
Computer Programs & Systems Inc.	12	630
Evolent Health Inc., Class A Shares	23	227	*
HealthStream Inc.	27	591	*
HMS Holdings Corp.	90	1,085	*
IMS Health Holdings Inc.	168	3,884	*
Inovalon Holdings Inc., Class A Shares	28	473	*
Medidata Solutions Inc.	56	2,393	*
Omnicell Inc.	37	1,036	*
Press Ganey Holdings Inc.	12	355	*
Quality Systems Inc.	48	629
Veeva Systems Inc., Class A Shares	72	1,735	*
Vocera Communications Inc.	31	446	*

Total Health Care Technology		40,397

Life Sciences Tools & Services - 1.6%
Accelerate Diagnostics Inc.	13	193	*
Affymetrix Inc.	29	407	*
Agilent Technologies Inc.	93	3,501
Albany Molecular Research Inc.	13	212	*
Bio-Rad Laboratories Inc., Class A Shares	5	638	*
Bio-Techne Corp.	10	827
Bruker BioSciences Corp.	33	737	*
Cambrex Corp.	9	312	*
Charles River Laboratories International Inc.	13	965	*
Fluidigm Corp.	28	188	*
Illumina Inc.	41	6,476	*
INC Research Holdings Inc., Class A Shares	8	337	*
Luminex Corp.	14	269	*
Mettler-Toledo International Inc.	8	2,503	*
Pacific Biosciences of California Inc.	21	224	*
PAREXEL International Corp.	16	1,023	*
PerkinElmer Inc.	31	1,498
PRA Health Sciences Inc.	6	258	*
Quintiles Transnational Holdings Inc.	25	1,521	*
Thermo Fisher Scientific Inc.	113	14,923
VWR Corp.	12	293	*
Waters Corp.	23	2,788	*

Total Life Sciences Tools & Services		40,093

Pharmaceuticals - 3.2%
Akorn Inc.	8	208	*
Allergan PLC	30	8,533	*
Bristol-Myers Squibb Co.	128	7,956
Catalent Inc.	12	282	*
Dyax Corp.	15	0	*(a)(b)
Eli Lilly & Co.	77	6,091
Endo International PLC	16	888	*
Horizon Pharma PLC	12	210	*
Impax Laboratories Inc.	6	225	*
Intra-Cellular Therapies Inc.	5	185	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Jazz Pharmaceuticals PLC	5	$644	*
Johnson & Johnson	212	22,141
Mallinckrodt PLC	9	523	*
Medicines Co.	8	276	*
Merck & Co. Inc.	217	10,995
Mylan NV	32	1,686	*
Nektar Therapeutics	17	232	*
Pacira Pharmaceuticals Inc.	4	238	*
Perrigo Co. PLC	11	1,590
Pfizer Inc.	475	14,483
Prestige Brands Holdings Inc.	6	280	*
Zoetis Inc.	36	1,550

Total Pharmaceuticals		79,216

TOTAL HEALTH CARE		307,990

INDUSTRIALS - 10.9%
Aerospace & Defense - 0.8%
BE Aerospace Inc.	7	283
Boeing Co.	24	2,883
General Dynamics Corp.	10	1,338
Hexcel Corp.	6	248
Honeywell International Inc.	27	2,786
Huntington Ingalls Industries Inc.	2	256
L-3 Communications Holdings Inc.	3	351
Lockheed Martin Corp.	10	2,110
Northrop Grumman Corp.	6	1,110
Orbital ATK Inc.	3	271
Precision Castparts Corp.	5	1,175
Raytheon Co.	11	1,411
Rockwell Collins Inc.	5	404
Spirit AeroSystems Holdings Inc., Class A Shares	6	254	*
Textron Inc.	10	342
TransDigm Group Inc.	2	450	*
United Technologies Corp.	31	2,718

Total Aerospace & Defense		18,390

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide Inc.	19	1,231
Expeditors International of Washington Inc.	26	1,173
FedEx Corp.	39	5,182
Forward Air Corp.	7	302
Hub Group Inc., Class A Shares	8	244	*
United Parcel Service Inc., Class B Shares	100	9,320
XPO Logistics Inc.	15	343	*

Total Air Freight & Logistics		17,795

Building Products - 1.5%
AAON Inc.	31	667
Advanced Drainage Systems Inc.	23	519
Allegion PLC	63	3,815
American Woodmark Corp.	9	621	*
AO Smith Corp.	50	3,492
Apogee Enterprises Inc.	19	756
Armstrong World Industries Inc.	25	967	*
Builders FirstSource Inc.	47	377	*
Continental Building Products Inc.	25	374	*
Fortune Brands Home & Security Inc.	106	5,151
Gibraltar Industries Inc.	20	425	*
Griffon Corp.	25	380
Insteel Industries Inc.	14	343
Lennox International Inc.	28	3,355
Masco Corp.	231	6,096
Masonite International Corp.	17	944	*
NCI Building Systems Inc.	22	228	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Building Products - (continued)
Nortek Inc.	7	$273	*
Owens Corning	73	3,372
Patrick Industries Inc.	8	280	*
PGT Inc.	33	323	*
Ply Gem Holdings Inc.	24	239	*
Quanex Building Products Corp.	23	426
Simpson Manufacturing Co. Inc.	27	881
Trex Co. Inc.	21	789	*
Universal Forest Products Inc.	13	896
USG Corp.	61	1,091	*

Total Building Products		37,080

Commercial Services & Supplies - 0.8%
ABM Industries Inc.	9	270
ACCO Brands Corp.	40	243	*
ADT Corp.	24	710
Brady Corp., Class A Shares	11	247
Brink’s Co.	9	265
Cintas Corp.	12	1,031
Clean Harbors Inc.	7	310	*
Copart Inc.	16	536	*
Covanta Holding Corp.	18	255
Deluxe Corp.	7	391
Essendant Inc.	8	239
G & K Services Inc., Class A Shares	4	257
Healthcare Services Group Inc.	9	318
Herman Miller Inc.	9	231
HNI Corp.	8	272
Interface Inc.	16	270
KAR Auction Services Inc.	19	635
Knoll Inc.	16	294
Matthews International Corp., Class A Shares	5	250
McGrath RentCorp	11	268
Mobile Mini Inc.	10	259
MSA Safety Inc.	6	257
Multi-Color Corp.	5	315
Pitney Bowes Inc.	28	548
R.R. Donnelley & Sons Co.	30	419
Republic Services Inc.	33	1,442
Rollins Inc.	12	331
Steelcase Inc., Class A Shares	21	268
Stericycle Inc.	12	1,444	*
Tetra Technology Inc.	10	265
Tyco International PLC	59	2,029
Unifirst Corp.	2	211
US Ecology Inc.	7	238
Viad Corp.	9	265
Waste Connections Inc.	17	1,019
Waste Management Inc.	63	3,336
West Corp.	12	217

Total Commercial Services & Supplies		20,155

Construction & Engineering - 1.1%
AECOM	104	2,854	*
Aegion Corp.	28	505	*
Ameresco Inc., Class A Shares	42	229	*
Argan Inc.	10	301
Chicago Bridge & Iron Co. NV	69	2,679
Comfort Systems USA Inc.	28	793
Dycom Industries Inc.	25	1,656	*
EMCOR Group Inc.	44	2,011
Fluor Corp.	106	4,758
Furmanite Corp.	45	236	*
Granite Construction Inc.	28	1,082
Great Lakes Dredge and Dock Co.	75	258	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Construction & Engineering - (continued)
Jacobs Engineering Group Inc.	90	$3,531	*
KBR Inc.	103	1,469
MasTec Inc.	49	756	*
MYR Group Inc.	17	340	*
Primoris Services Corp.	28	571
Quanta Services Inc.	144	2,693	*
Tutor Perini Corp.	30	396	*

Total Construction & Engineering		27,118

Electrical Equipment - 1.1%
Acuity Brands Inc.	11	2,227
AMETEK Inc.	60	2,823
AZZ Inc.	7	360
Babcock & Wilcox Enterprises Inc.	13	268	*
Eaton Corp. PLC	117	5,910
Emerson Electric Co.	165	7,587
Encore Wire Corp.	7	260
EnerSys	11	533
Franklin Electric Co. Inc.	10	273
Generac Holdings Inc.	17	483	*
General Cable Corp.	22	258
Hubbell Inc.	12	1,085
Regal Beloit Corp.	10	562
Rockwell Automation Inc.	33	3,154
Sensata Technologies Holding NV	43	1,578	*
SolarCity Corp.	15	535	*
Thermon Group Holdings Inc.	18	303	*

Total Electrical Equipment		28,199

Industrial Conglomerates - 0.8%
3M Co.	26	3,926
Carlisle Cos. Inc.	3	251
Danaher Corp.	27	2,339
General Electric Co.	416	12,106
Roper Technologies Inc.	4	703

Total Industrial Conglomerates		19,325

Machinery - 1.2%
Actuant Corp., Class A Shares	11	256
AGCO Corp.	6	293
Allison Transmission Holdings Inc.	12	285
Barnes Group Inc.	8	260
Caterpillar Inc.	51	3,174
CLARCOR Inc.	6	281
Colfax Corp.	12	266	*
Crane Co.	6	287
Cummins Inc.	15	1,348
Deere & Co.	27	2,079
Donaldson Co. Inc.	10	282
Dover Corp.	13	760
ESCO Technologies Inc.	8	275
Flowserve Corp.	11	425
Graco Inc.	5	363
Hillenbrand Inc.	9	244
IDEX Corp.	6	435
Illinois Tool Works Inc.	29	2,612
Ingersoll-Rand PLC	24	1,235
ITT Corp.	8	260
John Bean Technologies Corp.	6	275
Kennametal Inc.	16	283
Lincoln Electric Holdings Inc.	5	266
Manitowoc Co. Inc.	20	315
Middleby Corp.	5	452	*
Mueller Industries Inc.	11	280
Mueller Water Products Inc., Class A Shares	35	287

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Machinery - (continued)
Nordson Corp.	5	$302
Oshkosh Corp.	7	231
PACCAR Inc.	31	1,521
Parker Hannifin Corp.	12	1,166
Pentair PLC	16	754
Proto Labs Inc.	5	275	*
RBC Bearings Inc.	4	237	*
Rexnord Corp.	17	278	*
Snap-on Inc.	5	808
Standex International Corp.	4	289
Stanley Black & Decker Inc.	14	1,321
Tennant Co.	5	271
Terex Corp.	16	358
Timken Co.	10	266
Toro Co.	4	298
Trinity Industries Inc.	14	300
Valmont Industries Inc.	2	213
WABCO Holdings Inc.	5	448	*
Wabtec Corp.	9	576
Watts Water Technologies Inc., Class A Shares	6	296
Woodward Inc.	6	277
Xylem Inc.	15	539

Total Machinery		28,602

Professional Services - 0.7%
Advisory Board Co.	8	366	*
CBIZ Inc.	30	303	*
CEB Inc.	7	413
Dun & Bradstreet Corp.	7	689
Equifax Inc.	23	2,433
Exponent Inc.	6	308
FTI Consulting Inc.	8	271	*
Huron Consulting Group Inc.	5	281	*
ICF International Inc.	8	274	*
IHS Inc., Class A Shares	13	1,360	*
Insperity Inc.	6	270
Kelly Services Inc., Class A Shares	19	315
Kforce Inc.	12	268
Korn/Ferry International	10	308
Manpowergroup Inc.	15	1,145
Navigant Consulting Inc.	18	284	*
Nielsen Holdings PLC	69	3,323
On Assignment Inc.	9	348	*
Resources Connection Inc.	18	272
Robert Half International Inc.	25	1,094
RPX Corp.	24	278	*
TransUnion	11	272	*
TriNet Group Inc.	16	237	*
TrueBlue Inc.	10	228	*
Verisk Analytics Inc.	31	2,263	*
WageWorks Inc.	7	313	*

Total Professional Services		17,916

Road & Rail - 1.1%
AMERCO	1	367
ArcBest Corp.	14	287
Avis Budget Group Inc.	18	473	*
CSX Corp.	178	4,098
Genesee & Wyoming Inc., Class A Shares	10	496	*
Heartland Express Inc.	17	292
Hertz Global Holdings Inc.	68	617	*
J.B. Hunt Transport Services Inc.	16	1,163
Kansas City Southern	20	1,418
Knight Transportation Inc.	11	269
Landstar System Inc.	7	402

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Road & Rail - (continued)
Norfolk Southern Corp.	54	$3,807
Old Dominion Freight Line Inc.	11	603	*
Ryder System Inc.	9	478
Saia Inc.	13	278	*
Swift Transportation Co.	22	359	*
Union Pacific Corp.	157	11,304
Werner Enterprises Inc.	13	314

Total Road & Rail		27,025

Trading Companies & Distributors - 1.1%
Air Lease Corp.	47	1,211
Aircastle Ltd.	32	549
Applied Industrial Technologies Inc.	18	692
Beacon Roofing Supply Inc.	24	972	*
BMC Stock Holdings Inc.	16	230	*
DXP Enterprises Inc.	12	188	*
Fastenal Co.	138	5,597
GATX Corp.	20	819
H&E Equipment Services Inc.	17	198
HD Supply Holdings Inc.	98	2,574	*
Kaman Corp.	14	558
MRC Global Inc.	52	523	*
MSC Industrial Direct Co. Inc., Class A Shares	23	1,491
NOW Inc.	54	732	*
Rush Enterprises Inc., Class A Shares	16	306	*
TAL International Group Inc.	19	214	*
Titan Machinery Inc.	24	204	*
United Rentals Inc.	48	2,300	*
Univar Inc.	18	229	*
Veritiv Corp.	7	216	*
W. W. Grainger Inc.	29	5,704
Watsco Inc.	12	1,394
WESCO International Inc.	21	848	*

Total Trading Companies & Distributors		27,749

TOTAL INDUSTRIALS		269,354

INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 0.7%
Arista Networks Inc.	4	240	*
ARRIS International PLC	9	229	*
Brocade Communications Systems Inc.	29	231
Ciena Corp.	15	267	*
Cisco Systems Inc.	321	7,637
CommScope Holding Co. Inc.	10	224	*
F5 Networks Inc.	5	469	*
Harris Corp.	7	609
Infinera Corp.	14	214	*
Juniper Networks Inc.	22	519
Motorola Solutions Inc.	10	668
NetScout Systems Inc.	10	216	*
Palo Alto Networks Inc.	5	747	*
QUALCOMM Inc.	99	4,489
ViaSat Inc.	5	312	*

Total Communications Equipment		17,071

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A Shares	34	1,685
Anixter International Inc.	5	247	*
Arrow Electronics Inc.	10	516	*
Avnet Inc.	14	559
Badger Meter Inc.	5	279
Belden CDT Inc.	6	256
Benchmark Electronics Inc.	14	294	*
CDW Corp.	16	615

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - (continued)
Cognex Corp.	10	$323
Coherent Inc.	4	309	*
Corning Inc.	138	2,568
Dolby Laboratories Inc., Class A Shares	9	324
FEI Co.	5	362
Flextronics International Ltd.	66	692	*
FLIR Systems Inc.	16	468
II-VI Inc.	15	312	*
Ingram Micro Inc., Class A Shares	17	479
Insight Enterprises Inc.	10	236	*
IPG Photonics Corp.	4	323	*
Itron Inc.	8	264	*
Jabil Circuit Inc.	20	398
Keysight Technologies Inc.	19	445	*
Knowles Corp.	21	286	*
Littelfuse Inc.	3	306
Methode Electronics Inc.	10	261
MTS System Corp.	5	267
National Instruments Corp.	13	371
OSI Systems Inc.	3	165	*
Plexus Corp.	8	280	*
Rofin-Sinar Technologies Inc.	11	280	*
Rogers Corp.	5	237	*
Sanmina Corp.	14	262	*
ScanSource Inc.	9	282	*
SYNNEX Corp.	3	252
TE Connectivity Ltd.	45	2,572
Tech Data Corp.	4	250	*
Trimble Navigation Ltd.	29	559	*
Universal Display Corp.	6	295	*
Vishay Intertechnology Inc.	25	287
Zebra Technologies Corp., Class A Shares	6	362	*

Total Electronic Equipment, Instruments & Components		19,528

Internet Software & Services - 3.2%
Akamai Technologies Inc.	17	776	*
Alphabet Inc., Class A Shares	27	20,556	*
Alphabet Inc., Class C Shares	29	21,546	*
Cimpress NV	4	314	*
comScore Inc.	6	231	*
Constant Contact Inc.	9	284	*
Cornerstone OnDemand Inc.	8	246	*
CoStar Group Inc.	3	526	*
Demandware Inc.	5	212	*
eBay Inc.	103	2,416	*
Envestnet Inc.	10	235	*
Facebook Inc., Class A Shares	203	22,779	*
GrubHub Inc.	12	226	*
IAC/InterActiveCorp	7	364
j2 Global Inc.	4	290
LinkedIn Corp., Class A Shares	11	2,177	*
LogMeIn Inc.	4	209	*
Marketo Inc.	11	209	*
MercadoLibre Inc.	3	295
NIC Inc.	13	257
Pandora Media Inc.	23	224	*
Rackspace Hosting Inc.	11	222	*
SPS Commerce Inc.	4	261	*
Stamps.com Inc.	2	188	*
Twitter Inc.	54	907	*
VeriSign Inc.	9	680	*
WebMD Health Corp.	6	307	*
Yahoo! Inc.	84	2,479	*
Yelp Inc.	11	230	*
Zillow Group Inc., Class C Shares	12	246	*

Total Internet Software & Services		79,892

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
IT Services - 0.7%
Accenture PLC, Class A Shares	16	$1,688
Alliance Data Systems Corp.	1	200	*
Automatic Data Processing Inc.	11	914
Broadridge Financial Solutions Inc.	5	268
Cognizant Technology Solutions Corp., Class A Shares	16	1,013	*
Fidelity National Information Services Inc.	7	418
Fiserv Inc.	5	473	*
FleetCor Technologies Inc.	2	246	*
Gartner Inc.	3	263	*
Global Payments Inc.	4	236
International Business Machines Corp.	24	2,995
Jack Henry & Associates Inc.	4	325
MasterCard Inc., Class A Shares	26	2,315
Paychex Inc.	8	383
PayPal Holdings Inc.	27	976	*
Total System Services Inc.	6	241
Vantiv Inc., Class A Shares	6	282	*
Visa Inc., Class A Shares	49	3,650
Western Union Co.	17	303
Xerox Corp.	25	244

Total IT Services		17,433

Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices Inc.	11	592
Applied Materials Inc.	44	777
Atmel Corp.	34	274
Avago Technologies Ltd.	9	1,203
Broadcom Corp., Class A Shares	20	1,093
Cavium Inc.	4	231	*
Cree Inc.	10	280	*
Cypress Semiconductor Corp.	30	236	*
First Solar Inc.	4	275	*
Integrated Device Technology Inc.	11	280	*
Intel Corp.	171	5,304
KLA-Tencor Corp.	6	402
Lam Research Corp.	6	431
Linear Technology Corp.	9	385
Marvell Technology Group Ltd.	35	310
Maxim Integrated Products Inc.	10	334
Microchip Technology Inc.	8	358
Micron Technology Inc.	39	430	*
Microsemi Corp.	8	254	*
NVIDIA Corp.	20	586
ON Semiconductor Corp.	30	257	*
Qorvo Inc.	6	238	*
Skyworks Solutions Inc.	7	482
Teradyne Inc.	13	253
Texas Instruments Inc.	37	1,958
Xilinx Inc.	10	503

Total Semiconductors & Semiconductor Equipment		17,726

Software - 0.7%
Activision Blizzard Inc.	11	383
Adobe Systems Inc.	11	980	*
ANSYS Inc.	3	265	*
Autodesk Inc.	5	234	*
CA Inc.	9	259
Cadence Design Systems Inc.	14	274	*
CDK Global Inc.	6	264
Citrix Systems Inc.	4	282	*
Electronic Arts Inc.	7	452	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Software - (continued)
Intuit Inc.	6	$573
Microsoft Corp.	161	8,869
Oracle Corp.	74	2,687
Red Hat Inc.	4	280	*
Salesforce.com Inc.	13	885	*
ServiceNow Inc.	4	249	*
Splunk Inc.	5	231	*
SS&C Technologies Holdings Inc.	4	257
Symantec Corp.	15	298
Synopsys Inc.	6	257	*
Workday Inc., Class A Shares	4	252	*

Total Software		18,231

Technology Hardware, Storage & Peripherals - 1.7%
Apple Inc.	337	32,804
Diebold Inc.	10	277
Electronics for Imaging Inc.	6	248	*
EMC Corp.	113	2,799
Hewlett Packard Enterprise Co.	107	1,472
HP Inc.	103	1,000
Lexmark International Inc., Class A Shares	10	282
NCR Corp.	12	256	*
NetApp Inc.	17	373
SanDisk Corp.	12	848
Seagate Technology PLC	18	523
Western Digital Corp.	13	624

Total Technology Hardware, Storage & Peripherals		41,506

TOTAL INFORMATION TECHNOLOGY		211,387

MATERIALS - 3.6%
Chemicals - 1.1%
Air Products & Chemicals Inc.	12	1,521
Airgas Inc.	4	560
Albemarle Corp.	7	369
Ashland Inc.	4	379
Axalta Coating Systems Ltd.	11	262	*
Balchem Corp.	4	225
Cabot Corp.	7	282
Celanese Corp., Series A Shares	9	573
CF Industries Holdings Inc.	15	450
Dow Chemical Co.	71	2,982
E.I. du Pont de Nemours & Co.	57	3,007
Eastman Chemical Co.	9	551
Ecolab Inc.	16	1,726
FMC Corp.	9	322
H.B. Fuller Co.	8	298
Huntsman Corp.	28	242
International Flavors & Fragrances Inc.	5	585
LyondellBasell Industries NV, Class A Shares	25	1,949
Monsanto Co.	29	2,627
Mosaic Co.	20	482
NewMarket Corp.	1	379
Olin Corp.	16	271
Platform Specialty Products Corp.	24	183	*
PolyOne Corp.	10	271
PPG Industries Inc.	17	1,617
Praxair Inc.	18	1,800
RPM International Inc.	8	314
Scotts Miracle-Gro Co., Class A Shares	5	343
Sensient Technologies Corp.	5	298
Sherwin-Williams Co.	5	1,278
Valspar Corp.	5	392
W.R. Grace and Co.	4	325	*
Westlake Chemical Corp.	5	227

Total Chemicals		27,090

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Containers & Packaging - 1.1%
AptarGroup Inc.	15	$1,093
Avery Dennison Corp.	22	1,340
Ball Corp.	32	2,138
Bemis Co. Inc.	23	1,101
Berry Plastics Group Inc.	28	871	*
Crown Holdings Inc.	33	1,514	*
Graphic Packaging Holding Co.	79	897
Greif Inc., Class A Shares	10	264
International Paper Co.	266	9,100
Myers Industrials Inc.	22	251
Owens-Illinois Inc.	36	466	*
Packaging Corp. of America	23	1,169
Sealed Air Corp.	52	2,108
Silgan Holdings Inc.	10	529
Sonoco Products Co.	24	948
WestRock Co.	66	2,328

Total Containers & Packaging		26,117

Metals & Mining - 1.1%
AK Steel Holding Corp.	130	265	*
Alcoa Inc.	580	4,228
Allegheny Technologies Inc.	48	450
Carpenter Technology Corp.	21	583
Century Aluminum Co.	59	279	*
Coeur Mining Inc.	116	256	*
Commercial Metals Co.	48	668
Compass Minerals International Inc.	14	1,048
Ferroglobe PLC	30	255
Freeport-McMoRan Inc.	457	2,102
Haynes International Inc.	7	224
Hecla Mining Co.	163	303
Kaiser Aluminum Corp.	7	544
Materion Corp.	11	270
McEwen Mining Inc.	238	293
Newmont Mining Corp.	224	4,471
Nucor Corp.	140	5,470
Reliance Steel & Aluminum Co.	30	1,708
Royal Gold Inc.	26	775
Schnitzer Steel Industries Inc., Class A Shares	21	283
Steel Dynamics Inc.	101	1,853
Stillwater Mining Co.	53	347	*
SunCoke Energy Inc.	81	306
TimkenSteel Corp.	35	315
United States Steel Corp.	65	455
Worthington Industries Inc.	21	643

Total Metals & Mining		28,394

Paper & Forest Products - 0.3%
Boise Cascade Co.	26	537	*
Clearwater Paper Corp.	12	470	*
Deltic Timber Corp.	7	384
Domtar Corp.	39	1,258
KapStone Paper and Packaging Corp.	57	843
Louisiana-Pacific Corp.	96	1,509	*
Mercer International Inc.	33	243
Neenah Paper Inc.	11	665
P.H. Glatfelter Co.	29	428
Resolute Forest Products Inc.	46	259	*
Schweitzer-Mauduit International Inc.	20	840

Total Paper & Forest Products		7,436

TOTAL MATERIALS		89,037

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 4.8%
8x8 Inc.	27	$339	*
AT&T Inc.	1,558	56,181
Atlantic Tele-Network Inc.	4	308
CenturyLink Inc.	140	3,559
Cincinnati Bell Inc.	84	272	*
Cogent Communications Holdings Inc.	11	368
Consolidated Communications Holdings Inc.	12	240
Frontier Communications Corp.	298	1,356
General Communication Inc., Class A Shares	13	236	*
Globalstar Inc.	195	250	*
inContact Inc.	31	268	*
Inteliquent Inc.	17	292
Iridium Communications Inc.	35	244	*
Level 3 Communications Inc.	77	3,758	*
ORBCOMM Inc.	40	292	*
Verizon Communications Inc.	1,029	51,419
Vonage Holdings Corp.	47	241	*
Windstream Holdings Inc.	46	265

TOTAL TELECOMMUNICATION SERVICES		119,888

UTILITIES - 10.8%
Electric Utilities - 3.7%
ALLETE Inc.	11	582
American Electric Power Co. Inc.	122	7,438
Cleco Corp.	14	744
Duke Energy Corp.	170	12,801
Edison International	81	5,006
El Paso Electric Co.	10	409
Empire District Electric Co.	16	470
Entergy Corp.	44	3,106
Eversource Energy	78	4,196
Exelon Corp.	211	6,239
FirstEnergy Corp.	103	3,405
Great Plains Energy Inc.	36	1,004
Hawaiian Electric Industries Inc.	26	778
IDACORP Inc.	12	835
ITC Holdings Corp.	38	1,516
MGE Energy Inc.	9	436
NextEra Energy Inc.	112	12,512
OGE Energy Corp.	48	1,259
Otter Tail Corp.	13	362
Pepco Holdings Inc.	62	1,654
Pinnacle West Capital Corp.	26	1,724
PNM Resources Inc.	20	628
Portland General Electric Co.	21	816
PPL Corp.	165	5,785
Southern Co.	225	11,007
Westar Energy Inc.	34	1,481
Xcel Energy Inc.	126	4,816

Total Electric Utilities		91,009

Gas Utilities - 2.4%
AGL Resources Inc.	141	8,962
Atmos Energy Corp.	119	8,237
Chesapeake Utilities Corp.	19	1,197
Laclede Group Inc.	50	3,197
National Fuel Gas Co.	84	3,808
New Jersey Resources Corp.	97	3,416

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Gas Utilities - (continued)
Northwest Natural Gas Co.	34	$1,766
ONE Gas Inc.	59	3,337
Piedmont Natural Gas Co. Inc.	93	5,509
Questar Corp.	204	4,160
South Jersey Industries Inc.	79	1,964
Southwest Gas Corp.	53	3,118
UGI Corp.	203	6,902
WGL Holdings Inc.	57	3,807

Total Gas Utilities		59,380

Independent Power and Renewable Electricity Producers - 1.1%
8Point3 Energy Partners LP	26	428
AES Corp.	828	7,866
Calpine Corp.	415	6,354	*
Dynegy Inc.	115	1,362	*
NextEra Energy Partners LP	34	918
NRG Energy Inc.	398	4,235
NRG Yield Inc., Class A Shares	44	546
NRG Yield Inc., Class C Shares	76	1,006
Ormat Technologies Inc.	44	1,557
Pattern Energy Group Inc.	71	1,345
Talen Energy Corp.	102	729	*
Terraform Global Inc., Class A Shares	62	262
TerraForm Power Inc., Class A Shares	81	803	*
Vivint Solar Inc.	28	232	*

Total Independent Power and Renewable Electricity Producers		27,643

Multi-Utilities - 3.6%
Alliant Energy Corp.	41	2,679
Ameren Corp.	91	4,088
Avista Corp.	23	852
Black Hills Corp.	19	936
CenterPoint Energy Inc.	151	2,698
CMS Energy Corp.	104	4,044
Consolidated Edison Inc.	111	7,702
Dominion Resources Inc.	225	16,238
DTE Energy Co.	68	5,781
MDU Resources Group Inc.	68	1,148
NiSource Inc.	118	2,479
NorthWestern Corp.	17	949
PG&E Corp.	185	10,158
Public Service Enterprise Group Inc.	191	7,888
SCANA Corp.	50	3,148
Sempra Energy	90	8,528
TECO Energy Inc.	87	2,359
Unitil Corp.	8	310
Vectren Corp.	30	1,255
WEC Energy Group Inc.	120	6,628

Total Multi-Utilities		89,868

TOTAL UTILITIES		267,900

TOTAL COMMON STOCKS (Cost - $2,586,997)		2,462,059

INVESTMENT IN UNDERLYING FUNDS - 0.5%
Vanguard Index Funds - Vanguard Total Stock Market Fund, ETF Shares (Cost - $12,426)	130	12,783

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,599,423)		2,474,842

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.2%
SSgA US Government Money Market Fund, Class N (Cost - $3,789)	0.000%	3,789	$3,789

TOTAL INVESTMENTS - 99.9% (Cost - $2,603,212#)			2,478,631
Other Assets in Excess of Liabilities - 0.1%			2,936

TOTAL NET ASSETS - 100.0%			$2,481,567

*	Non-income producing security.

(a)	Value is less than $1.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ETF	— Exchange Traded Fund
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason US Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund seeks to track the investment results of the QS DBI US Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equities of U.S. companies and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Common stocks:
Health care	$307,990	—	$0	*	$307,990
Other common stocks	2,154,069	—	—		2,154,069
Investment in underlying funds	12,783	—	—		12,783

Total long-term investments	$2,474,842	—	$0	*	$2,474,842

Short-term investments†	3,789	—	—		3,789

Total investments	$2,478,631	—	$0	*	$2,478,631

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Investments

At January 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$35,847
Gross unrealized depreciation	(160,428)

Net unrealized depreciation	$(124,581)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 24, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 24, 2016